EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2013
EMPLOYEE DEFINED CONTRIBUTION PLAN

22. EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Company’s subsidiaries, the VIEs and the VIEs’ subsidiaries in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries, the VIEs and the VIEs’ subsidiaries of the Company make contributions to the government for these benefits based on a specific percentage of the employees’ salaries up to a maximum of three times the average annual salary for the city in which the subsidiary operates for the prior year. The Company’s subsidiaries, the VIEs and the VIEs’ subsidiaries have no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB4,961, RMB 6,297 and RMB14,875 (US$ 2,457) for the years ended December 31, 2011, 2012 and 2013, respectively.